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                             SEI DAILY INCOME TRUST
                                MONEY MARKET FUND
                              PRIME OBLIGATION FUND
                                 GOVERNMENT FUND
                               GOVERNMENT II FUND
                                  TREASURY FUND
                                TREASURY II FUND

                         SUPPLEMENT DATED JULY 11, 2003
                      TO THE PROSPECTUS DATED MAY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The prospectus of each of the Money Market Fund, Prime Obligation Fund, Government Fund, Government II Fund, Treasury Fund and Treasury II Fund (each a "Fund") is hereby supplemented to reflect that SEI Investments Management Corporation, SEI Investments Fund Management and/or SEI Investments Distribution Co. have agreed to temporarily and voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment so that each Fund's current yield quotation on any day will be not less than 15 basis points (.15%). This supplemental waiver and/or reimbursement will remain in effect through July 31, 2003 and may be discontinued and/or otherwise modified thereafter without notice to shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                             SEI DAILY INCOME TRUST

                         SHORT-DURATION GOVERNMENT FUND

                         SUPPLEMENT DATED JULY 11, 2003
                TO THE FIXED INCOME PROSPECTUS DATED MAY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE FIXED INCOME PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Prospectus is hereby supplemented to reflect that the Short-Duration Government Fund may invest in futures contracts as stated below. Accordingly, the following sentence is added after the first paragraph in the section entitled "Investment Strategy" on page 7 of the prospectus.

                In addition, the Fund may invest in futures contracts and other similar instruments for risk management purposes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                             SEI DAILY INCOME TRUST

                         SHORT-DURATION GOVERNMENT FUND

                         SUPPLEMENT DATED JULY 11, 2003
                TO THE FIXED INCOME PROSPECTUS DATED MAY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH SUCH SAI.

The SAI is hereby supplemented to reflect that the Short-Duration Government Fund ("the Fund") may invest in futures contracts as stated below. Accordingly, the paragraph relating to the Fund on page S-4 is deleted and replaced with the following:

                SHORT-DURATION GOVERNMENT FUND--The Short-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government, including Government National Mortgage Association ("GNMA"), and other mortgage-backed securities of governmental issuers; and (iii) repurchase agreements fully-collateralized by such obligations. The Fund may also invest in futures contracts and other similar instruments for risk management purposes and swaps, caps and floors, as a hedging strategy. Under normal market conditions, the Fund will have a duration of up to three years.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE